Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	5,052,594	1,508,946
Short term investments	55,000	10,000
Restricted cash [note 3]	433,369
Accounts receivable	472,308	122,231
Work-in-progress	976,463	1,112,210
Prepaid expenses and other	140,649	43,105
Total current assets	7,130,383	2,796,492
Restricted cash [note 3]		74,135
Property and equipment [note 4]	327,839	404,301
Total assets	7,458,222	3,274,928
Current liabilities:
Accounts payable and accrued liabilities [note 5]	1,623,724	1,347,925
Deferred revenue	317,103	1,776,496
Capital lease obligation		8,591
Fair value of derivative instruments [note 12]	241,000
Net current liabilities	2,181,827	3,133,012
Long term liabilities:
Asset retirement obligation [note 6]	61,813	57,953
Total liabilities	2,243,640	3,190,965
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [note 18]
Shareholders' equity:
Preferred shares [note 8]: - authorized unlimited, Issued:10,000,000 Preferred shares	3,489,000	3,489,000
Common shares [note 7]: - authorized unlimited, Issued: 39,554,959 common shares (2011 - 34,757,396)	56,623,686	53,756,687
Contributed capital	5,406,193	5,205,301
Deficit	(61,015,232)	(63,077,960)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	5,214,582	83,963
Total Liabilities and Shareholders' equity	7,458,222	3,274,928